Discontinued operations - Narrative (Details) € in Millions	Sep. 30, 2022 EUR (€)
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss on inventories	€ 8.6
Impairment loss on goodwill	4.1
Domains
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss on intangible assets	€ 0.7